Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2016
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Short-Term Bond Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000731890
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2017
Prospectus Date	rr_ProspectusDate	Jul. 01, 2017